Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table provides the information required for our NEOs for each of the fiscal years ended March 31, 2026, March 31, 2025 and March 31, 2024, along with the financial information required for each fiscal year. As a pre-commercial biotechnology company, we do not use Net Income (Loss) performance in determining our executive compensation, and as a Smaller Reporting Company, we are not required to choose a “Company Selected Measure.”
Year	Summary Compensation Table Total for PEO(1) $	Compensation Actually Paid to the PEO(1)(2)(3) $	Average Summary Compensation Table Total for Non-PEO NEOs(4) $	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)(4) $	Value of Initial Fixed $100 Investment Based on Total Shareholder Return $(5)	Net Income (in millions) $
2026	5,845,982	3,616,521	2,102,676	1,323,935	43.32	-313.9
2025	3,697,661	4,881,839	1,609,909	2,161,024	55.21	-247.3
2024	6,018,364	1,147,411	2,915,760	972,999	46.26	-215.8

(1)
PEO for FY 2025 and 2026: Sushil Patel; PEO for FY 2024: Philip Astley-Sparke

(2)
Deductions from, and additions to, total compensation reported in the Summary Compensation Table by year to calculate CAP (in accordance with Item 402(v) of Regulation S-K) include:

	2026		2025		2024
	Sushil Patel	Average Non-CEO NEOs	Sushil Patel	Average Non-CEO NEOs	Philip Astley- Sparke	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$5,845,982	2,102,676	3,697,661	1,609,909	6,018,364	2,915,760
Total Adjustments for Pension	$—	$—	$—	$—	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(4,824,328)	$(1,364,251)	$(2,634,259)	$(842,929)	$(5,057,843)	$(2,400,171)
Year-end fair value of unvested awards granted in the current year	$4,350,960	$1,220,659	$3,700,154	$1,183,996	$2,036,595	$969,654
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(1,508,370)	$(527,170)	$129,323	$115,326	$(1,617,930)	$(407,525)
Fair values at vest date for awards granted and vested in current year	$—	$—	$—	$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(247,724)	$(107,979)	$(11,040)	$94,723	$(231,774)	$(104,719)
Total Adjustments for Equity Awards	$(2,229,461)	$(778,741)	$1,184,178	$551,115	$(4,870,953)	$(1,942,761)
Compensation Actually Paid (as calculated)	$3,616,521	$1,323,935	$4,881,839	$2,161,024	$1,147,411	$972,999
(3)
The following summarizes the valuation assumptions used for stock option awards included as part of Compensation Actually Paid:

•
Expected life of each stock option is based on the “simplified method” using an average of the remaining vest and remaining term, as of the vest/FYE date.

•
Strike price is based on each grant date closing price and asset price is based on each vest/FYE closing price.

•
Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest/FYE date.

•
Historical volatility is based on daily price history for each expected life (years) prior to each vest/FYE date. Closing prices provided by S&P Capital IQ are adjusted for dividends and splits.

•
Represents annual dividend yield on each vest/FYE date.

(4)
Non-PEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:

•
2024, 2025, and 2026: Ms. Emily Hill and Dr. Konstantinos Xynos

(5)
Reflects cumulative total shareholder return (“TSR”) if $100 was invested as of March 31, 2023.

Named Executive Officers, Footnote
(1)
PEO for FY 2025 and 2026: Sushil Patel; PEO for FY 2024: Philip Astley-Sparke
(4)
Non-PEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:

•
2024, 2025, and 2026: Ms. Emily Hill and Dr. Konstantinos Xynos

PEO Total Compensation Amount	$ 5,845,982	$ 3,697,661	$ 6,018,364
PEO Actually Paid Compensation Amount	$ 3,616,521	4,881,839	1,147,411
Adjustment To PEO Compensation, Footnote
(2)
Deductions from, and additions to, total compensation reported in the Summary Compensation Table by year to calculate CAP (in accordance with Item 402(v) of Regulation S-K) include:

	2026		2025		2024
	Sushil Patel	Average Non-CEO NEOs	Sushil Patel	Average Non-CEO NEOs	Philip Astley- Sparke	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$5,845,982	2,102,676	3,697,661	1,609,909	6,018,364	2,915,760
Total Adjustments for Pension	$—	$—	$—	$—	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(4,824,328)	$(1,364,251)	$(2,634,259)	$(842,929)	$(5,057,843)	$(2,400,171)
Year-end fair value of unvested awards granted in the current year	$4,350,960	$1,220,659	$3,700,154	$1,183,996	$2,036,595	$969,654
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(1,508,370)	$(527,170)	$129,323	$115,326	$(1,617,930)	$(407,525)
Fair values at vest date for awards granted and vested in current year	$—	$—	$—	$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(247,724)	$(107,979)	$(11,040)	$94,723	$(231,774)	$(104,719)
Total Adjustments for Equity Awards	$(2,229,461)	$(778,741)	$1,184,178	$551,115	$(4,870,953)	$(1,942,761)
Compensation Actually Paid (as calculated)	$3,616,521	$1,323,935	$4,881,839	$2,161,024	$1,147,411	$972,999

Non-PEO NEO Average Total Compensation Amount	$ 2,102,676	1,609,909	2,915,760
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,323,935	2,161,024	972,999
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Deductions from, and additions to, total compensation reported in the Summary Compensation Table by year to calculate CAP (in accordance with Item 402(v) of Regulation S-K) include:

	2026		2025		2024
	Sushil Patel	Average Non-CEO NEOs	Sushil Patel	Average Non-CEO NEOs	Philip Astley- Sparke	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$5,845,982	2,102,676	3,697,661	1,609,909	6,018,364	2,915,760
Total Adjustments for Pension	$—	$—	$—	$—	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(4,824,328)	$(1,364,251)	$(2,634,259)	$(842,929)	$(5,057,843)	$(2,400,171)
Year-end fair value of unvested awards granted in the current year	$4,350,960	$1,220,659	$3,700,154	$1,183,996	$2,036,595	$969,654
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(1,508,370)	$(527,170)	$129,323	$115,326	$(1,617,930)	$(407,525)
Fair values at vest date for awards granted and vested in current year	$—	$—	$—	$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(247,724)	$(107,979)	$(11,040)	$94,723	$(231,774)	$(104,719)
Total Adjustments for Equity Awards	$(2,229,461)	$(778,741)	$1,184,178	$551,115	$(4,870,953)	$(1,942,761)
Compensation Actually Paid (as calculated)	$3,616,521	$1,323,935	$4,881,839	$2,161,024	$1,147,411	$972,999

Compensation Actually Paid vs. Total Shareholder Return	CAP versus TSR
Compensation Actually Paid vs. Net Income	CAP versus Net Loss
Total Shareholder Return Amount	$ 43.32	55.21	46.26
Net Income (Loss)	$ (313,900,000)	(247,300,000)	(215,800,000)
PEO Name	Sushil Patel
PEO | Sushil Patel [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Sushil Patel [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,229,461)
PEO | Sushil Patel [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,824,328)
PEO | Sushil Patel [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,350,960
PEO | Sushil Patel [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,508,370)
PEO | Sushil Patel [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Sushil Patel [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(247,724)
PEO | Philip Astley- Sparke [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Philip Astley- Sparke [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,184,178	(4,870,953)
PEO | Philip Astley- Sparke [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,634,259)	(5,057,843)
PEO | Philip Astley- Sparke [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,700,154	2,036,595
PEO | Philip Astley- Sparke [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		129,323	(1,617,930)
PEO | Philip Astley- Sparke [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Philip Astley- Sparke [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(11,040)	(231,774)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(778,741)	551,115	(1,942,761)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,364,251)	(842,929)	(2,400,171)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,220,659	1,183,996	969,654
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(527,170)	115,326	(407,525)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (107,979)	$ 94,723	$ (104,719)